Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of supplemental information related to operating leases
	2020		2021		2022
	$		$		$

Operating lease cost	991	*	731	*	871	*
Weighted Average Remaining Lease Term - Operating leases	7.51 years		9.06 years		11.22 years
Weighted Average Discount Rate - Operating leases	7.63%		8.17%		8.59%

*	Included unconditional government subsidy $289, $66 and $nil for factory space and dormitories located in Shenzhen in 2020, 2021 and 2022 respectively.

Schedule of maturities of lease liabilities
Operating leases
$
Year ending March 31,
2023	957
2024	-
2025	-
2026	-
2027	-
Thereafter	2,573
Total undiscounted cash flows	3,530
Less: imputed interest	(2,329)
Present value of lease liabilities	1,201